Data Compare Summary (Total)
Run Date - 9/12/2019 3:25:55 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	2	23	8.70%	23
Amortization Term	0	23	0.00%	23
Amortization Type	1	23	4.35%	23
Borrower First Name	0	23	0.00%	23
Borrower Last Name	1	23	4.35%	23
City	0	23	0.00%	23
First Payment Date	2	23	8.70%	23
Interest Only	7	23	30.43%	23
Lien Position	0	23	0.00%	23
LTV Valuation Value	0	23	0.00%	23
Maturity Date	4	23	17.39%	23
Occupancy	0	23	0.00%	23
Original CLTV	1	23	4.35%	23
Original Interest Rate	0	23	0.00%	23
Original Loan Amount	0	23	0.00%	23
Original LTV	0	23	0.00%	23
Original P&I	3	23	13.04%	23
Original Term	3	23	13.04%	23
Prepayment Penalty Period (months)	1	18	5.56%	23
Property Type	3	23	13.04%	23
Purpose	0	23	0.00%	23
Refi Purpose	0	15	0.00%	23
Representative FICO	1	22	4.55%	23
State	0	23	0.00%	23
Street	1	23	4.35%	23
Zip	0	23	0.00%	23
Total	30	584	8.70%	23